Nov. 01, 2016

WISDOMTREE TRUST

Supplement dated March 13, 2017

to the currently effective

Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”)

and Statement of Additional Information (“SAI”) for the

WisdomTree Strong Dollar U.S. Equity Fund, WisdomTree Weak Dollar U.S. Equity Fund, and WisdomTree Europe Local Recovery Fund (the “Funds”)

The following information supplements and should be read in conjunction with the Prospectuses and SAI for the above-listed Funds.

The following Fund name and ticker symbol changes for each Fund listed below are effective as of March 17, 2017.

Prior to March 17, 2017	Effective on March 17, 2017

WisdomTree Strong Dollar U.S. Equity Fund (Ticker: USSD)	WisdomTree U.S. Domestic Economy Fund (Ticker: WUSA)

WisdomTree Weak Dollar U.S. Equity Fund (Ticker: USWD)	WisdomTree U.S. Export and Multinational Fund (Ticker: WEXP)

WisdomTree Europe Local Recovery Fund (Ticker: EZR)	WisdomTree Europe Domestic Economy Fund (Ticker: EDOM)

The following Index name changes for the above-listed Funds are effective as of March 17, 2017.

Prior to March 17, 2017	Effective on March 17, 2017

WisdomTree Strong Dollar U.S. Equity Index	WisdomTree U.S. Domestic Economy Index

WisdomTree Weak Dollar U.S. Equity Index	WisdomTree U.S. Export and Multinational Index

WisdomTree Europe Local Recovery Index	WisdomTree Europe Domestic Economy Index

The following changes are effective as of March 17, 2017:

WisdomTree Strong Dollar U.S. Equity Fund:

The second and third paragraphs in the section of the Prospectuses entitled “Principal Investment Strategies of the Funds” are hereby deleted and replaced with the following:

The Index consists of equity securities of U.S. companies that derive more than 80% of their revenue from the United States. Companies in the Index are incorporated and headquartered in the United States, and have positive cumulative earnings over the four fiscal quarters preceding the annual reconstitution date. To be eligible for inclusion in the Index a company must meet the following criteria: (i) market capitalization of at least $5 billion as of the Index screening date; (ii) average daily dollar volume of at least $200,000 for the six months preceding the Index screening date; and (iii) a calculated volume factor (the average daily dollar volume for the three months preceding the Index screening date divided by the preliminary weight of the security in the Index) greater than $200 million. For these purposes, a company’s “preliminary weight” is determined by applying the weighting scheme described below to all of the companies eligible for inclusion in the Index before taking into account their calculated volume factors.

The Index is a modified earnings stream weighted index. The earnings for each company are adjusted based on the percent of revenue from within the United States. The maximum weight of any individual security is capped at 5%. In addition, the maximum weight of any one sector in the Index, at the time of the Index’s annual screening date, is capped at 25%; however, the real estate and utilities sectors are each capped at 5%. These sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. If a component security no longer meets applicable trading volume thresholds as of the annual Index screening date, the Index methodology applies a volume factor adjustment to reduce such component security’s weight in the Index and reallocates the reduction in the weight pro rata among the other remaining securities.

The third sentence in the fourth paragraph of the section of the Prospectuses entitled “Principal Investment Strategies of the Funds” is hereby deleted.

WisdomTree Weak Dollar U.S. Equity Fund:

The second and third paragraphs in the section of the Prospectuses entitled “Principal Investment Strategies of the Funds” are hereby deleted and replaced with the following:

The Index consists of equity securities of U.S. companies that derive less than 60% of their revenue from the United States. Companies in the Index are incorporated and headquartered in the United States, and have positive cumulative earnings over the four fiscal quarters preceding the annual reconstitution date. To be eligible for inclusion in the Index a company must meet the following criteria: (i) market capitalization of at least $5 billion as of the Index screening date; (ii) average daily dollar volume of at least $200,000 for the six months preceding the Index screening date; and (iii) a calculated volume factor (the average daily dollar volume for the three months preceding the Index screening date divided by the preliminary weight of the security in the Index) greater than $200 million. For these purposes, a company’s “preliminary weight” is determined by applying the weighting scheme described below to all of the companies eligible for inclusion in the Index before taking into account their calculated volume factors.

The Index is a modified earnings stream weighted index. The earnings for each company are adjusted based on the percent of revenue from outside the United States. The maximum weight of any individual security is capped at 5%. In addition, the maximum weight of any one sector in the Index, at the time of the Index’s annual screening date, is capped at 25%; however, the real estate and utilities sectors are each capped at 5%. These sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. If a component security no longer meets applicable trading volume thresholds as of the annual Index screening date, the Index methodology applies a volume factor adjustment to reduce such component security’s weight in the Index and reallocates the reduction in the weight pro rata among the other remaining securities.

The last sentence of the fourth paragraph in the section of the Prospectuses entitled “Principal Investment Strategies of the Funds” is hereby deleted and replaced with the following:

As of March 13, 2017, a significant portion of the Index is comprised of companies in the information technology, health care and consumer staples sectors.

The following risks are hereby added to the section of the Prospectuses entitled “Principal Risks of Investing in the Fund”:

Consumer Staples Sector Risk. The consumer staples sector consists of, for example, companies whose primary lines of business are food, beverage and other household items. This sector can be affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global economic conditions. Unlike the consumer discretionary sector, companies in the consumer staples sector have historically been characterized as non-cyclical in nature and therefore less volatile in times of change.

Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the health care sector. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.